Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segments	Operating segments
i)                   Basis for segmentation
The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.
The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Deliveries	Connecting driver-partners and merchant-partners with consumers to create a localized logistics platform, facilitating and performing on-demand and scheduled delivery of a wide variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. It also includes delivery services in certain markets for which the Group is directly responsible; the offering of a variety of daily necessities through the operation of a chain of physical stores in certain markets; and advertising revenue arising from promoted listings and banner advertisements, enabling merchant-partners to promote their businesses on the Grab platform.
Mobility	Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain markets), and shared mobility options, such as carpooling. It also includes vehicle rental for driver-partners; and advertising revenue arising from online and offline advertising solutions which include in-car product placements and mobile billboards.
Financial services	Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, digital banking services in certain markets, insurance distribution and associated advertising revenue.
Others	Multiple operating business activities that are not individually material. They include mapping services, autonomous vehicle services and last-mile delivery infrastructure.
ii)                  Information about reportable segments
The CODM evaluates operating segments based on revenue and Segment Adjusted EBITDA. Segment reporting revenue is disclosed in Note 19.
Segment Adjusted EBITDA is defined as profit (loss) of each operating segment adjusted to exclude: (i) net finance income (costs), including interest income (expenses), foreign exchange gain (loss) and changes in fair value of financial assets and liabilities, (ii) other income (expenses), (iii) income tax expenses (credit), (iv) depreciation and amortization, (v) share-based compensation expenses, (vi) costs related to mergers and acquisitions, (vii) impairment losses on goodwill and non-financial assets, (viii) restructuring costs, (ix) legal, tax and regulatory settlement provisions, (x) regional corporate costs and (xi) other items not indicative of our ongoing operating performance.
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2025	2024	2023
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	287	196	81
Mobility	690	569	466
Financial services	(110)	(105)	(170)
Others	1	3	(1)
Total reportable Segment Adjusted EBITDA	868	663	376
Regional corporate costs	(368)	(350)	(398)
Net other income	12	13	17
Depreciation and amortization	(177)	(147)	(145)
Share-based compensation expenses	(241)	(279)	(304)
Impairment losses on goodwill and non-financial assets	*	—	*
Restructuring costs	(12)	(14)	(56)
Legal, tax and regulatory settlement provisions	3	(48)	(8)
Cost related to mergers and acquisitions	(20)	(6)	(1)
Operating profit/ (loss)	65	(168)	(519)
Income tax expense	(69)	(63)	(19)
Net finance income	203	81	60
Share of profit/ (loss) of equity-accounted investees (net of tax)	1	(8)	(7)
Profit/ (loss) for the year	200	(158)	(485)
*Amount less than $1 million
•Our costs related to mergers and acquisitions were previously included within the legal, tax and regulatory settlement provisions caption in our reconciliation of Adjusted EBITDA to profit/(loss) for the period. Starting from January 1, 2025, these costs are presented as a separate caption in the reconciliation to provide additional break-down of information. The prior years have been adjusted for comparative purposes.
Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore, Malaysia and Indonesia. Other non-current assets such as intangible assets, goodwill and other investments are predominantly regional assets that are not attributed to a segment.